Combined Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From (Used In) Operating Activities:
Net earnings	$ 315	$ 249	$ 56
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization expenses	190	187	85
Amortization of debt issuance costs	9	8	6
Unit-based compensation expense	6	6	2
Equity in earnings of equity method investment, net of distributions	16	3	(1)
Other non-cash operating activities	6	2	4
Changes in receivables	(9)	(21)	(8)
Changes in other current assets	(5)	(9)	10
Changes in current liabilities	(22)	(6)	9
Changes in other noncurrent assets and liabilities	(8)	17	2
Net cash from operating activities	498	436	165
Cash Flows From (Used In) Investing Activities:
Capital expenditures	(260)	(383)	(221)
Acquisitions, net of cash	(30)	(6)	(2,479)
Deposits for acquisitions	(33)	0	0
Other investing activities	5	0	10
Net cash used in investing activities	(318)	(389)	(2,690)
Cash Flows From (Used In) Financing Activities:
Proceeds from debt offering	1,451	250	1,300
Proceeds from issuance of common units, net of issuance costs	364	95	1,449
Proceeds from issuance of general partner units, net of issuance costs	0	4	29
Quarterly distributions to common and subordinated unitholders	(324)	(240)	(148)
Quarterly distributions to general partner	(137)	(68)	(35)
Distributions to Noncontrolling Interests	0	(22)	0
Distributions in connection with acquisitions from Tesoro	(760)	(250)	(243)
Borrowings under revolving credit agreement	1,451	476	646
Repayments under revolving credit agreement	(1,426)	(431)	(386)
Repayments of Long-term Debt including capital leases	(251)	0	(130)
Sponsor contributions of equity to the Predecessors	119	116	53
Financing costs	(7)	0	(21)
Payments of Debt Issuance Costs	(21)	(2)	(19)
Contributions from general partner	4	0	8
Capital Contributions by affiliate	29	22	18
Net cash from (used in) financing activities	492	(50)	2,521
Increase (Decrease) in Cash and Cash Equivalents	672	(3)	(4)
Cash and Cash Equivalents, Beginning of Year	16	19	23
Cash and Cash Equivalents, End of Year	$ 688	$ 16	$ 19